SUBSEQUENT EVENTS (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Subsequent Event [Line Items]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	[1]		$ 464	$ 0	$ 0
Subsequent Event [Member] | Hollycon Italy Private Ltd [Member]
Subsequent Event [Line Items]
Discontinued Operation, Equity Method Investment, Ownership Interest Disposal		0.60%
Proceeds from Sale of Equity Method Investments		$ 30,943
Equity Method Investment, Ownership Percentage		51.00%
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest Prior to Disposal		30.00%
Subsequent Event [Member] | Hollycon Italy Private Ltd [Member] | Year-End Adjustment [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Equity Method Investments		$ 7,736
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		$ 464

[1]	The respective issuances and sales of shares of a subsidiary were not completed as of June 30, 2016 (note 25).